Summary Of Significant Accounting Policies (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Summary Of Significant Accounting Policies [Abstract]
Finished goods	$ 437,932	$ 466,191
Work in process	54,144	62,607
Raw materials	132,400	138,747
Total inventory, net	$ 624,476	$ 667,545